Supplementary Information to Statements of Operations (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Income (loss)	$ (913)	$ 990	$ 773
Net income (loss) available to Ordinary shareholders	$ (913)	$ 990	$ 773
Denominator (in thousands):
Basic weighted average Ordinary shares outstanding (in thousands)	4,053	3,500	3,171
Diluted weighted average Ordinary shares outstanding (in thousands)	4,059	3,500	3,171
Basic and diluted income (loss) per share	$ (0.23)	$ 0.28	$ 0.24